Quarterly Holdings Report
for
Fidelity® Series Long-Term Treasury Bond Index Fund
November 30, 2024
XS8-NPRT3-0125
1.9870217.108
U.S. Treasury Obligations - 98.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.88	317,000	201,345
US Treasury Bonds 1.375% 11/15/2040	1.44 to 3.49	688,063,000	449,256,761
US Treasury Bonds 1.75% 8/15/2041	1.97 to 3.63	278,340,000	190,064,903
US Treasury Bonds 1.875% 11/15/2051	1.78 to 4.80	657,720,000	391,805,856
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	447,261,487
US Treasury Bonds 1.875% 2/15/2051	2.11 to 4.49	616,105,000	369,638,935
US Treasury Bonds 2% 11/15/2041	1.83 to 4.09	915,080,000	647,740,806
US Treasury Bonds 2% 2/15/2050	1.28 to 3.83	256,849,000	159,928,635
US Treasury Bonds 2% 8/15/2051	1.90 to 3.67	819,020,000	505,041,001
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,404,440,000	917,549,177
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	621,315,194
US Treasury Bonds 2.25% 8/15/2046	3.02 to 4.03	172,941,000	118,397,031
US Treasury Bonds 2.25% 8/15/2049	2.55 to 2.57	170,447,000	112,927,795
US Treasury Bonds 2.375% 11/15/2049	2.20 to 4.94	487,492,000	331,551,689
US Treasury Bonds 2.375% 2/15/2042	2.24 to 4.60	1,184,160,000	886,887,764
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.86	620,874,000	419,405,236
US Treasury Bonds 2.5% 2/15/2045	1.87 to 4.23	707,149,000	517,682,788
US Treasury Bonds 2.5% 2/15/2046	3.02 to 3.12	117,718,000	85,157,018
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	98,757,509
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	152,029,630
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	199,191,408
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	199,255,838
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	342,069,014
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	8,557,124
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	192,487,567
US Treasury Bonds 2.875% 5/15/2049	1.40 to 3.09	579,799,000	438,201,213
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.01	187,580,000	140,853,529
US Treasury Bonds 2.875% 8/15/2045	1.38 to 4.04	36,432,000	28,371,420
US Treasury Bonds 3% 11/15/2044	2.99 to 3.82	172,537,000	137,901,545
US Treasury Bonds 3% 11/15/2045	1.74 to 4.48	381,862,000	303,162,628
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	384,124,770
US Treasury Bonds 3% 2/15/2048	1.43 to 3.88	595,209,000	463,705,012
US Treasury Bonds 3% 2/15/2049	4.13 to 4.28	360,187,000	279,243,415
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	65,153,682
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	125,947,486
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	183,880,433
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	158,500,388
US Treasury Bonds 3% 8/15/2052	3.28 to 4.39	566,180,000	436,599,974
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	50,122,154
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	130,597,863
US Treasury Bonds 3.125% 2/15/2043	2.30 to 5.01	140,221,000	116,514,887
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.08	256,342,000	204,002,170
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	63,755,479
US Treasury Bonds 3.25% 5/15/2042	3.27 to 4.64	329,100,000	281,393,355
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	235,391,000	195,438,895
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	104,807,428
US Treasury Bonds 3.375% 8/15/2042	4.41 to 5.15	262,860,000	228,133,728
US Treasury Bonds 3.5% 2/15/2039	1.94 to 3.84	128,034,000	117,451,190
US Treasury Bonds 3.625% 2/15/2044	1.64 to 3.82	142,857,000	126,623,758
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	342,780,000	298,727,416
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.00	741,700,000	647,017,359
US Treasury Bonds 3.625% 8/15/2043	1.23 to 5.02	393,132,000	350,148,543
US Treasury Bonds 3.75% 11/15/2043	3.04 to 4.82	103,069,000	93,265,366
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	99,260,019
US Treasury Bonds 3.875% 2/15/2043	4.92	144,800,000	134,262,406
US Treasury Bonds 3.875% 5/15/2043	5.28	17,000,000	15,730,579
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	126,720,000	119,829,600
US Treasury Bonds 4% 11/15/2052	3.60 to 4.21	371,200,000	346,100,499
US Treasury Bonds 4.125% 8/15/2044	4.60	32,200,000	30,650,375
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	456,800,000	435,797,907
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	47,294,840
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.38	47,800,000	46,687,156
US Treasury Bonds 4.25% 5/15/2039	3.03	7,357,000	7,309,007
US Treasury Bonds 4.25% 8/15/2054 (c)	4.13 to 4.48	313,300,000	306,397,609
US Treasury Bonds 4.375% 11/15/2039	3.29 to 4.38	13,780,000	13,842,979
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	57,424,000	58,195,635
US Treasury Bonds 4.375% 5/15/2040	3.07 to 4.27	164,823,000	165,518,347
US Treasury Bonds 4.375% 5/15/2041	2.99 to 4.58	93,368,000	93,488,357
US Treasury Bonds 4.375% 8/15/2043	4.39 to 4.72	88,670,000	87,714,027
US Treasury Bonds 4.5% 11/15/2054	4.37	150,600,000	153,753,188
US Treasury Bonds 4.5% 2/15/2036 (c)	1.69 to 4.12	83,718,000	86,612,157
US Treasury Bonds 4.5% 2/15/2044	4.74	4,900,000	4,913,016
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	29,300,000	30,034,789
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	49,163,651
US Treasury Bonds 4.625% 11/15/2044	4.47	36,500,000	37,247,109
US Treasury Bonds 4.625% 2/15/2040	2.97	3,043,000	3,140,114
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	444,700,000	462,279,547
US Treasury Bonds 4.75% 11/15/2043	4.52 to 4.90	383,000,000	397,287,696
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.81	746,800,000	790,266,090
US Treasury Bonds 4.75% 2/15/2037	1.70 to 2.95	35,563,000	37,437,003
US Treasury Bonds 4.75% 2/15/2041	3.79 to 4.82	110,773,000	115,848,653
US Treasury Bonds 5% 5/15/2037	1.70 to 4.22	111,927,000	120,518,271
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,930,597,832)			18,814,387,223

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.64	247,766,981	247,816,534
Fidelity Securities Lending Cash Central Fund (d)(e)	4.64	306,820,145	306,850,827
TOTAL MONEY MARKET FUNDS (Cost $554,667,362)			554,667,361

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $23,485,265,194)	19,369,054,584
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(326,134,856)
NET ASSETS - 100.0%	19,042,919,728

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	253,791,208	1,014,197,431	1,020,179,598	5,101,285	7,493	-	247,816,534	0.5%
Fidelity Securities Lending Cash Central Fund	-	1,035,096,513	728,245,686	28,785	-	-	306,850,827	1.2%
Total	253,791,208	2,049,293,944	1,748,425,284	5,130,070	7,493	-	554,667,361

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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